FINANCIAL RESULTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RESULTS, NET
Schedule of financial results, net

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Interests on borrowings	(132,146)	(127,344)	(101,389)
Remeasurement in borrowings (*)	(102,728)	108,438	11,759
Foreign currency exchange gains on borrowings	1,687,816	(1,360,644)	291,606
Borrowings renegotiation results	2,169	(1,740)	(272)
Repurchase Notes	460	—	—
Total financial results from borrowings	1,455,571	(1,381,290)	201,704

(*)   Related to Notes issued in UVA

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Fair value gains/(losses) on financial assets at fair value through profit or loss	(45,400)	140,072	(86,008)
Other foreign currency exchange gains (losses)	187,639	(130,191)	2,548
Other interests, net	24,298	33,601	13,122
Other taxes and bank expenses	(116,636)	(55,175)	(47,198)
Financial expenses on pension benefits	(6,736)	(4,042)	(2,759)
Financial discounts on assets, debts and others	(27,625)	(15,847)	(21,639)
RECPAM	129,236	409,001	360,523
Total other financial results, net	144,776	377,419	218,589
Total financial results, net	1,600,347	(1,003,871)	420,293